Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loans [Line Items]
Deferred loan fees	$ 149,000	$ 288,000
Loans acquired with deteriorated credit quality	136,000	175,000
Loans on nonaccrual	$ 3,273,000	$ 3,647,000
Loans on nonaccrual, term	89 days	89 days
Allowance for credit loss	$ 0	$ 0
Loans in process	213,000	926,000
Purchase credit discount	25,000	25,000
Nonaccrual [Member]
Loans [Line Items]
Loans on nonaccrual	$ 134,000	175,000
Troubled Debt Restructuring [Member]
Loans [Line Items]
Loans on nonaccrual		28,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans [Line Items]
Loans on nonaccrual		$ 33,000